UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Controller
Phone:  (212) 537-3605


Signature, Place and Date of Signing:


/s/ Steven Rohlfing         New York, New York            August 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $406,101
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

June 30, 2002

                                                         MARKET              INVESTMENT  INVESTMENT   OTHER      VOTING    VOTING
SECURITY                                        CUSIP     VALUE     SHARES   DISCRETION  DISCRETION  MANAGERS  AUTHORITY  AUTHORITY
                                                                              SOLE       SHARED                 SOLE       SHARED
Providian Financial Corp.                     74406A102  44,406   7,552,000   6,175,454  1,376,546     NO       6,175,454  1,376,546
Bally Total Fitness Hldgs                     05873K108  26,934   1,439,540   1,181,777    257,763     NO       1,181,777    257,763
Fleming Companies Inc                         339130106  24,869   1,370,200   1,132,643    237,557     NO       1,132,643    237,557
Loews Corp                                    540424108  23,946     451,900     371,524     80,376     NO         371,524     80,376
Hewlett-Packard Co.                           428236103  23,718   1,552,252   1,269,315    282,937     NO       1,269,315    282,937
Goldman Sachs Group                           38141G104  22,979     313,276     261,695     51,581     NO         261,695     51,581
Davita Inc                                    23918K108  16,215     681,282     555,271    126,011     NO         555,271    126,011
Aetna Inc.                                    00817Y108  13,791     287,500     234,322     53,178     NO         234,322     53,178
White Mountains Ins. Grp.                     G9618E107  13,703      43,296      35,306      7,990     NO          35,306      7,990
Reebok International Ltd.                     758110100  12,060     408,800     334,286     74,514     NO         334,286     74,514
ValueVision International Inc.                92047K107  11,939     657,777     542,038    115,739     NO         542,038    115,739
Prudendtial Financial Inc                     744320102  11,392     341,500     279,253     62,247     NO         279,253     62,247
Jones Apparel Group Inc                       480074103  10,875     290,000     236,361     53,639     NO         236,361     53,639
Federated Department Stores                   31410H101  10,354     260,800     212,781     48,019     NO         212,781     48,019
Starwood Hotels & Resorts                     85590A203  10,327     314,000     255,467     58,533     NO         255,467     58,533
Humana, Inc.                                  444859102  10,285     658,000     536,295    121,705     NO         536,295    121,705
Packaging Corp of America                     695156109   9,796     492,500     401,764     90,736     NO         401,764     90,736
Multimedia Games Inc                          625453105   9,422     432,000     353,257     78,743     NO         353,257     78,743
Capital One Financial                         14040H105   9,158     150,000     122,038     27,962     NO         122,038     27,962
Grey Global Group Inc.                        39787M108   8,134      11,788       9,640      2,148     NO           9,640      2,148
Chiquita Brands International                 170032809   8,104     452,500     370,021     82,479     NO         370,021     82,479
Louisians Pacific Corp.                       546347105   7,534     711,400     584,424    126,976     NO         584,424    126,976
Readers Digest Association                    755267101   7,322     390,900     318,925     71,975     NO         318,925     71,975
Bear Sterns Companies                         073902108   6,120     100,000      81,787     18,213     NO          81,787     18,213
Cablevision Systems Corp.                     12686C109   5,134     542,700     443,779     98,921     NO         443,779     98,921
Lehman Brothers Holdings                      524908100   4,877      78,000      60,772     17,228     NO          60,772     17,228
WR Grace and Co.                              38388F108   4,386   1,461,856   1,195,395    266,461     NO       1,195,395    266,461
Abercrombie & Fitch Co.                       002896207   3,377     140,000     114,482     25,518     NO         114,482     25,518
Encompass Services Corp.                      29255U104   3,245   5,692,736   3,810,152  1,882,584     NO       3,810,152  1,882,584
JM Smucker Co                                 832696405   2,560      75,000      61,329     13,671     NO          61,329     13,671
Radio Unica Communications Corp               75040Q106   1,986   1,343,635   1,020,697    322,938     NO       1,020,697    322,938
Nextwave Telecom B                            65332M103   1,902   1,001,200     816,931    184,269     NO         816,931    184,269
Liberty Media Corp                            530718105   1,500     150,000     122,658     27,342     NO         122,658     27,342
Laser Mortgage Mgt., Inc.                     51806D100   1,422   1,137,600   1,040,498     97,102     NO       1,040,498     97,102
Birmingham Steel Corp                         091250100     597   1,614,300   1,367,954    246,346     NO       1,367,954    246,346
Dobson Communic'a'                            256069105     251     291,568     238,422     53,146     NO         238,422     53,146
CSK Auto Corp                                 125965103     109       7,800       7,800          0     NO           7,800          0
Mpower Holding Corp                           62473L101      20     800,000     657,682    142,318     NO         657,682    142,318
Telespectrum Worldwide                        87951U109       8   1,489,500   1,251,409    238,091     NO       1,251,409    238,091
Providian Financial Corp. Call 1-03 Strike 5  74406A1AA   3,816      19,570      16,005      3,565     NO          16,005      3,565
Encompass Services Corp 10.5% Due 05-01-09    29255UAC8  11,523  19,500,000  16,564,000  2,936,000     NO      16,564,000  2,936,000
Providian Financial 4.0% Due 02-15-21         74406AAB8   3,000  10,000,000   8,484,000  1,516,000     NO       8,484,000  1,516,000
Worldcom Inc 8.25% Due 05-15-31               98157DAK2   2,205  14,000,000  11,824,931  2,175,069     NO      11,824,931  2,175,069
Worldcom Inc 8.00% Due 05-15-06               98157DAC0     800   5,000,000   4,227,931    772,069     NO       4,227,931    772,069
                                                        406,101

02740.0001 #343105